Revenue - Schedule of Revenue (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($) g	Dec. 31, 2024 USD ($) g	Dec. 31, 2023 USD ($) g
Schedule of Revenue [Line Items]
Revenue recognized at a point in time | $		$ 82,595	$ 85,882	$ 65,063
Total ounces of gold sold | g	[1]	24,860	37,346	33,994
Net work in progress (oz) | g		336	229	563
Gold produced (oz) | g		25,004	36,743	34,123
Tonnes milled (kt) | g		476	478	454
Grade (g/t) | g		1.9	2.7	2.6
Recovery (%)		88.80%	90.00%	90.00%
Average net realized gold price ($/oz) | $	[2]	$ 3,156	$ 2,185	$ 1,776
How Mine [Member]
Schedule of Revenue [Line Items]
Revenue recognized at a point in time | $		$ 82,595	$ 85,632	$ 63,069
Total ounces of gold sold | g	[1]	24,860	37,239	33,585
Net work in progress (oz) | g		336	229	563
Gold produced (oz) | g		25,004	36,636	33,714
Tonnes milled (kt) | g		476	473	450
Grade (g/t) | g		1.9	2.7	2.6
Recovery (%)		89.00%	90.00%	90.00%
Average net realized gold price ($/oz) | $	[2]	$ 3,156	$ 2,185	$ 1,774
Redwing Mine [Member]
Schedule of Revenue [Line Items]
Revenue recognized at a point in time | $			$ 250	$ 1,994
Total ounces of gold sold | g	[1]		107	409
Net work in progress (oz) | g
Gold produced (oz) | g			107	409
Tonnes milled (kt) | g			5	4
Grade (g/t) | g	[3]
Recovery (%)	[3]
Average net realized gold price ($/oz) | $	[2]		$ 2,304	$ 1,863
Gold Sales [Member]
Schedule of Revenue [Line Items]
Revenue recognized at a point in time | $		82,540	85,818	63,806
Gold Sales [Member] | How Mine [Member]
Schedule of Revenue [Line Items]
Revenue recognized at a point in time | $		82,540	85,568	63,037
Gold Sales [Member] | Redwing Mine [Member]
Schedule of Revenue [Line Items]
Revenue recognized at a point in time | $			250	769
Silver Sales [Member]
Schedule of Revenue [Line Items]
Revenue recognized at a point in time | $		55	64	32
Silver Sales [Member] | How Mine [Member]
Schedule of Revenue [Line Items]
Revenue recognized at a point in time | $		55	64	32
Silver Sales [Member] | Redwing Mine [Member]
Schedule of Revenue [Line Items]
Revenue recognized at a point in time | $
Royalty revenue [Member]
Schedule of Revenue [Line Items]
Revenue recognized at a point in time | $				1,225
Royalty revenue [Member] | How Mine [Member]
Schedule of Revenue [Line Items]
Revenue recognized at a point in time | $
Royalty revenue [Member] | Redwing Mine [Member]
Schedule of Revenue [Line Items]
Revenue recognized at a point in time | $				$ 1,225

[1]	Gold sales were lower than production due to timing differences, including ounces produced near year-end being sold in the subsequent year and included in closing inventory. Additionally, acceptable weight differences between internal estimates and final assay results at Fidelity contributed to the variance.
[2]	Net revenue realised represents revenue after deduction of royalties.
[3]	In the absence of an assay-determined feed grade, recovery percentages cannot be calculated. The reported gold revenue was derived solely from the recycling of previously treated sands, with no assays conducted during the gold production process.